Investment Securities (Tables)	12 Months Ended
Dec. 31, 2022
Investment Securities
Schedule of available for sale debt securities
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
December 31, 2022
U.S. GSE debt securities	$12,000,000	$0	$1,624,709	$10,375,291
U.S. Government securities	41,368,624	0	3,137,035	38,231,589
Taxable Municipal securities	300,000	0	65,142	234,858
Tax-exempt Municipal securities	12,042,410	40,513	759,356	11,323,567
Agency MBS	135,193,097	69,447	20,030,945	115,231,599
ABS and OAS	2,929,740	0	236,134	2,693,606
CMO	12,278,033	581	342,689	11,935,925
Other investments	2,968,000	0	76,326	2,891,674
Total	$219,079,904	$110,541	$26,272,336	$192,918,109

December 31, 2021
U.S. GSE debt securities	$12,001,978	$36,024	$209,504	$11,828,498
U.S. Government securities	32,374,935	0	333,894	32,041,041
Taxable Municipal securities	300,000	0	1,267	298,733
Tax-exempt Municipal securities	830,279	1,167	67	831,379
Agency MBS	128,291,487	184,002	1,342,968	127,132,521
ABS and OAS	2,131,610	82,414	0	2,214,024
CMO	1,451,349	0	30,891	1,420,458
Other investments	6,438,000	142,199	4,394	6,575,805
Total	$183,819,638	$445,806	$1,922,985	$182,342,459

Schedule of investments pledged for collateral
	Amortized	Fair
	Cost	Value

December 31, 2022	$55,899,113	$46,789,284
December 31, 2021	63,045,599	62,256,702

Schedule of maturities of debt securities available for sale
	Amortized	Fair
	Cost	Value
December 31, 2022
Due in one year or less	$1,976,000	$1,966,767
Due from one to five years	58,875,224	54,736,949
Due from five to ten years	8,631,626	7,591,761
Due after ten years	14,403,957	13,391,033
Agency MBS	135,193,097	115,231,599
Total	$219,079,904	$192,918,109

Schedule of unrealized loss
	Less than 12 months		12 months or more		Totals
	Fair	Unrealized	Fair	Unrealized	Number of	Fair	Unrealized
	Value	Loss	Value	Loss	Securities	Value	Loss
December 31, 2022
U.S. GSE debt securities	$2,723,388	$276,611	$7,651,903	$1,348,098	11	$10,375,291	$1,624,709
U.S. Government securities	4,837,891	169,501	33,393,698	2,967,534	54	38,231,589	3,137,035
Taxable Municipal securities	0	0	234,858	65,142	1	234,858	65,142
Tax-exempt Municipal securities	8,608,507	522,128	592,388	237,228	19	9,200,895	759,356
Agency MBS	14,541,901	810,356	97,718,436	19,220,589	120	112,260,337	20,030,945
ABS and OAS	2,693,606	236,134	0	0	4	2,693,606	236,134
CMO	8,954,323	232,398	1,014,910	110,291	9	9,969,233	342,689
Other investments	2,451,892	20,108	439,782	56,218	12	2,891,674	76,326
Total	$44,811,508	$2,267,236	$141,045,975	$24,005,100	230	$185,857,483	$26,272,336

December 31, 2021
U.S. GSE debt securities	$5,869,117	$130,883	$1,921,379	$78,621	7	$7,790,496	$209,504
U.S. Government securities	32,041,041	333,894	0	0	46	32,041,041	333,894
Taxable Municipal securities	298,733	1,267	0	0	1	298,733	1,267
Tax-exempt Municipal securities	330,212	67	0	0	1	330,212	67
Agency MBS	107,061,452	1,128,587	8,809,493	214,381	84	115,870,945	1,342,968
CMO	1,420,458	30,891	0	0	3	1,420,458	30,891
Other investments	491,606	4,394	0	0	2	491,606	4,394
Total	$147,512,619	$1,629,983	$10,730,872	$293,002	144	$158,243,491	$1,922,985